2. LOANS: Schedule of Small homogeneous consumer loans (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Small homogeneous consumer loans

December 31, 2020	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 775,713,298	84.5%	$ 42,142,861	92.6%
Real Estate Loans	39,293,179	4.3	41,751.1
Sales Finance Contracts	102,435,221	11.2	3,335,359	7.3
Total	$ 917,441,698	100.0%	$ 45,519,971	100.0%

December 31, 2019	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 734,556,902	87.4%	$ 47,227,395	95.0%
Real Estate Loans	36,595,931	4.4	40,279.1
Sales Finance Contracts	69,305,910	8.2	2,428,214	4.9
Total	$ 840,458,743	100.0%	$ 49,695,888	100.0%